SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

On May 3, 2023, The Company filed a joint proxy statement/prospectus with SEC. The special shareholder meeting of the Company to approve the Business Combination has been set for May 26, 2023.

NOTE 9. SUBSEQUENT EVENTS

On January 5, 2023, the Company entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”) by and among the Company, FG Merger Sub Inc., a Nevada corporation and a direct, wholly-owned subsidiary of the Company (“Merger Sub”), and iCoreConnect Inc., a Nevada Corporation (“iCoreConnect”).

The Merger Agreement provides that, among other things, at the closing of the transactions contemplated by the Merger Agreement, Merger Sub will merge with and into iCoreConnect with iCoreConnect surviving as a wholly-owned subsidiary of the Company (the “Merger”). In connection with the Merger, the Company will change its name to “iCoreConnect Inc.” The Merger and the other transactions contemplated by the Merger Agreement are referred to as the “Business Combination.”

The Business Combination is expected to close in the second quarter of 2023, subject to customary closing conditions, including the receipt of certain governmental approvals and the required approval by the stockholders of FGMC and iCoreConnect.

Prior to the Closing, each share of FGMC common stock, par value $0.0001 shall be converted into shares of newly issued FGMC preferred stock, par value $0.0001 (“FGMC Preferred Stock”). This transaction is referred to herein as the “FGMC Common Conversion.” The FGMC Preferred Stock, amongst other rights, preferences, qualifications etc. shall accrue dividends at the rate per annum of 12%, which shall be payable within fifteen business days after the anniversary of the date of the original issuance of the FGMC Preferred Stock.

In addition, (i) each vested, issued and outstanding option to purchase iCoreConnect common stock par value $0.001 (“iCoreConnect Common Stock”) shall be exercised into shares of iCoreConnect Common Stock (ii) each issued and outstanding warrant to purchase iCoreConnect Common Stock shall be exercised into shares of iCoreConnect Common Stock and (iii) the outstanding principal together with all accrued and unpaid interest under each iCoreConnect convertible promissory note shall be converted into shares of iCoreConnect Common Stock.

FGMC and iCoreConnect will each hold special meetings of their respective stockholders in connection with the proposed Business Combination, which are referred to as the FGMC Special Meeting and the iCoreConnect Special Meeting, respectively.

The Business Combination is expected to close in the second quarter of 2023, subject to customary closing conditions, including the receipt of certain governmental approvals and the required approval by the stockholders of FGMC and iCoreConnect.